UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Eugene Cheuk
Title:  CFO
Phone: (415)322-6203
Signature,       		Place,         	and Date of Signing
Eugene Cheuk   			New York	May 15, 2012

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	178,275,000

List of Other Included Managers:
NONE
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
						       Market
Name Of Issuer                  Title of Class Cusip   Value (x1000 Shr/Prn Amount SH PRN PUT CALLInvestmeOther MaSole Shared Other
ALLEGHANY CORP DEL              COM            01717510        7468         22,693 SH              SOLE         22,693
AMERICAN INTL GROUP INC         COM NEW        02687478        3642        118,130 SH              SOLE        118,130
APACHE CORP                     COM            03741110        1851         18,424 SH              SOLE         18,424
AVIS BUDGET GROUP               COM            05377410        5482        387,421 SH              SOLE        387,421
AVNET INC                       COM            05380710        2328         63,965 SH              SOLE         63,965
BMC SOFTWARE INC                COM            05592110        1119         27,866 SH              SOLE         27,866
BERKSHIRE HATHAWAY INC DEL      CL A           08467010        9752             80 SH              SOLE             80
CENTRAL FD CDA LTD              CL A           15350110         659         30,000 SH              SOLE         30,000
DEVON ENERGY CORP NEW           COM            25179M10        6694         94,120 SH              SOLE         94,120
EXXON MOBIL CORP                COM            30231G10        3903         45,000 SH              SOLE         45,000
HILLENBRAND, INC                COM            43157110        4377        190,700 SH              SOLE        190,700
ISHARES GOLD TRUST              ISHARES        46428510        4068        250,000 SH              SOLE        250,000
LABORATORY CORP OF AMER HLDGS   COM NEW        50540R40       10391        113,512 SH              SOLE        113,512
LOCKHEED MARTIN CORP            COM            53983010       10456        116,363 SH              SOLE        116,363
M/I HOMES INC                   COM            55305B10         926         74,926 SH              SOLE         74,926
MARKET VECTORS ETF TR           GOLD MINER ETF 57060U10        2088         42,142 SH              SOLE         42,142
MARKET VECTORS ETF TR           GOLD MINER ETF 57060U10        1040         21,000 SH      CALL    SOLE         21,000
MICROSOFT CORP                  COM            59491810        7096        220,000 SH              SOLE        220,000
NVR INC                         COM            62944T10       11188         15,404 SH              SOLE         15,404
REPUBLIC SVCS INC               COM            76075910       10238        335,000 SH              SOLE        335,000
RYANAIR HLDGS PLC               SPONSORED ADR  78351310        6893        190,000 SH              SOLE        190,000
SPDR GOLD TRUST                 GOLD SHS       78463V10        6485         40,000 SH              SOLE         40,000
SPROTT PHYSICAL GOLD TRUST      UNIT           85207H10        4845        335,520 SH              SOLE        335,520
TRAVELERS COMPANIES, INC        COM            89417E10       11749        198,458 SH              SOLE        198,458
U.S. BANCORP DEL                COM NEW        90297330       12875        406,400 SH              SOLE        406,400
WELLPOINT, INC                  COM            94973V10       16909        229,123 SH              SOLE        229,123
WESTERN DIGITAL CORP            COM            95810210        2339         56,500 SH              SOLE         56,500
XEROX CORP                      COM            98412110        4126        511,000 SH              SOLE        511,000
YAMANA GOLD INC                 COM            98462Y10         391         25,000 SH              SOLE         25,000
INGERSOLL-RAND PLC              SHS            G4779110        6897        166,800 SH              SOLE        166,800
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